Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share Based Payment Arrangement Warrant Activity

A summary of warrant activity for the year ended December 31, 2023 and 2022 are as follows:

	Number of warrants	Exercise price	Expiry date
Outstanding, December 31, 2022 and 2021	230,000	CAD$0.98	April 3, 2023

Expired	(230,000)

Outstanding December 31, 2023	-

Schedule of Fair Value of Warrants Assumptions

	December 31, 2022	December 31, 2021
Exercise price	CAD$0.98	CAD$0.98
Stock price	CAD$0.35	CAD$0.59
Expected term	0.25 years	1.25 years
Expected dividend yield	-	-
Expected stock price volatility	77.46%	88.33%
Risk-free interest rate	3.55%	1.18%

Schedule of Share Based Payment Arrangement Option Activity

A summary of stock option activity for the stock option plans for the years ended December 31, 2023 and 2022 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2020	5,875,750	$0.39

Granted	2,675,000	0.60
Exercised	(70,000)	(0.45)
Expired	(570,000)	(0.43)
Cancelled	(1,040,600)	(0.42)
Outstanding December 31, 2021	6,870,150	$0.48

Granted	2,550,000	0.37
Expired	(506,150)	(0.40)
Cancelled	(285,600)	(0.48)
Outstanding December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.22
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.44)
Outstanding December 31, 2023	8,066,000	$0.39

Schedule of Share Based Payment Arrangement Option Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2023:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.30	1,845,000	369,000	February 21, 2028
CAD$0.45	1,930,400	1,292,696	June 30, 2025
CAD$0.50	789,600	572,100	February 1, 2026
CAD$0.50	2,295,000	1,009,800	February 1, 2027
CAD$0.66	200,000	116,000	July 12, 2026
CAD$1.02	1,006,000	646,000	April 6, 2026
	8,066,000	4,005,596